NET LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Dilutive effect on earnings per share
The following summarizes equity instruments that may, in the future, have a dilutive effect on earnings per share:

	December 31,
	2016	2015
Stock options	8,818,400	2,509,000
Warrants	9,783,343	2,322,700
Common stock upon conversion of debt	–	31,661
Stock payable	–	630,000
	18,601,743	5,493,361

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Net income (loss)	$586,873	$(14,447,094)	$4,225,197	$(16,971,797)
Gain on derivative warrant liability	(2,421,000)	–	(10,580,000)	–
	$(1,834,127)	$(14,447,094)	$(6,354,803)	$(16,971,797)

Weighted average outstanding shares of common stock	20,654,502	15,495,421	19,883,329	15,270,968
Warrants – Debt	4,778,627	–	4,960,848	–
Stock options	3,662,422	–	4,667,825	–
Other warrants	91,224	–	112,186	–
Common stock and equivalents	29,186,775	15,495,421	29,624,188	15,270,968

Net income (loss) per share
Basic	$0.03	$(0.93)	$0.21	$(1.11)
Diluted	(0.06)	(0.93)	(0.21)	(1.11)